Organization and Significant Accounting Policies (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization and Significant Accounting Policies [Abstract]
Company's Accounts Receivable, Net of Allowance
The following table presents the Company's Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Gross receivables
Real Estate Services	$415	$1,576
Healthcare Services	3,363	1,927
Subtotal	3,778	3,503
Allowance
Real Estate Services	—	(71)
Healthcare Services	(138)	(70)
Subtotal	(138)	(141)
Accounts receivable, net of allowance	$3,640	$3,362

The following table presents the Company's Accounts receivable, net of allowance for the periods presented:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Gross receivables
Real Estate Segment	$1,576	$693
Healthcare Services	1,927	2,750
Subtotal	3,503	3,443
Allowance
Real Estate Segment	(71)	—
Healthcare Services	(70)	(2,040)
Subtotal	(141)	(2,040)
Accounts receivable, net of allowance	$3,362	$1,403

Company's Accounts Payable
The following table presents the Company's Accounts payable for the periods presented:

(Amounts in 000’s)	March 31, 2025	December 31, 2024
Accounts payable
Real Estate Services	$2,913	$2,008
Healthcare Services	2,202	1,687
Total Accounts payable	$5,115	$3,695

The following table presents the Company's accounts payable for the periods presented:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Real Estate Segment	$2,008	$751
Healthcare Services	1,687	1,742
Total accounts payable	$3,695	$2,493

Schedule of Securities Outstanding that were Excluded From the Computation, Prior to the Use of the Treasury Stock Method, Because They Would Have Been Anti-dilutive
Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

(Share amounts in 000’s)	March 31, 2025	March 31, 2024
Stock options	48	33
Warrants - employee	15	32
Total anti-dilutive securities	63	65

Securities outstanding that were excluded from the computation, because they would have been anti-dilutive were as follows:

(Amounts in 000’s)	December 31, 2024	December 31, 2023
Stock options	48	33
Common Stock warrants - employee	15	32
Total shares	63	65